Differences in Quoted Prices of Gold and Foreign Currency - Summary of Difference in Quoted Prices of Gold and Foreign Currency (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Difference in quoted prices of gold and foreign currency [line items]
Translation of foreign currency assets and liabilities into pesos	$ 3,277,757	$ (193,842)	$ (7,014,412)
Income from foreign currency exchange	951,933	4,955,089	3,348,883
Total	$ 4,229,690	$ 4,761,247	$ (3,665,529)